Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income
Note 11:	Other Comprehensive Income

Total comprehensive income is reported in the accompanying statements of changes in shareholders' equity.  Information related to net other comprehensive income is as follows:

	December 31,
	2011	2010

Net income	$1,900	$1,696

Unrealized gains on available-for-sale securities	331	297
Less reclassification adjustment for realized gains included in income	(25)	(104)
Other comprehensive gains, before tax effect	306	193
Tax expense	117	74
Other comprehensive income	189	119
Comprehensive income	$2,089	$1,815